Document and Entity Information	3 Months Ended
Mar. 31, 2016
Document And Entity Information [Abstract]
Document Type	S-1/A
Amendment Flag	false
Document Period End Date	Mar. 31, 2016
Trading Symbol	GBSN
Entity Registrant Name	Great Basin Scientific, Inc.
Entity Central Index Key	0001512138
Entity Filer Category	Smaller Reporting Company